Social and statutory obligations - Summary of social and statutory obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Obligations to non-controlling interest	R$ 125,074	R$ 177,961
Employee profit-sharing liabilities	1,056,552	965,159
Short-term employee benefits accruals	183,627	167,791
Social And Statutory Obligations	R$ 1,365,253	R$ 1,310,911